Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Changes in interest receivables from related parties	$ 22,693	$ 4,855	$ (4,247)
Changes in interest payables to related parties	$ 8,810	$ 781	$ (772)